Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Inventories Details
Raw materials	$ 297	$ 275
Work in progress	218	237
Finished goods	314	500
Total	$ 829	$ 1,012